As filed with the Securities and Exchange Commission on September 4, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Rhonda A. Mills, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the fund intends to no longer mail paper copies of the fund’s shareholder reports, unless you specifically request paper copies of the reports from the fund or your financial intermediary (such as broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary or, if you are a direct shareholder with the fund, by calling 1-888-233-4339.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports where the fund is held through that intermediary. If you are a direct shareholder with the fund, you can call 1-888-233-4339 to let the fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Transamerica funds held directly with the fund complex.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Funds	Semi-Annual Report 2019

Dear Shareholder,

On behalf of Transamerica, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report is provided to you to show the investments and performance of your Fund during the fiscal period. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund for the six-month period ended June 30, 2019.

We believe it is important to understand market conditions over the six-month period ended June 30, 2019, to provide a context for reading this report. The period began with markets seeking to recover from a brutal year-end selloff in which stock prices plummeted and credit spreads widened considerably. Topping the list of investor concerns was fear of the U.S. Federal Reserve (“Fed”) raising interest rates into a slowing economy, the U.S./China trade dispute and the threat of additional tariffs between the two nations, weaker than expected economic data and forecasts for declining corporate earnings growth during the upcoming year. Markets quickly began to recover during January when the Fed indicated it would take a more patient approach to monetary policy and that further rate hikes were likely on hold. As a result, stocks moved higher and corporate bond yields fell into the spring months.

Declining treasury yields as well as the Fed’s new perspective on monetary policy, combined with some weakness in economic data and persistently low rates of inflation, began to spark speculation that rate cuts could be on the horizon. This created more conjecture during the period that the market could be headed toward a “Goldilocks” scenario in which the economy will not be too hot or too cold, the Fed would be more market friendly and modest earnings growth could be achieved. Optimism was further encouraged by first quarter gross domestic product (“GDP”) growth of 3.10% which was above most estimates. By the end of April, the S&P 500® had reached new record highs, fully recovering from the previous December’s selloff.

Volatility returned to the markets in early May when, to the surprise of many investors, the U.S. and China failed to come to terms on a trade agreement, and, therefore, additional tariffs were imposed on Chinese produced goods followed by retaliatory tariffs implemented by China. This led to an immediate decline in stocks, and as longer-term Treasury yields dropped on concerns of negative impacts stemming from the tariffs and the ongoing trade dispute, the yield curve inverted as the 10-year Treasury yield fell below the three-month yield. This provoked further concerns of economic slowing, as inverted yield curves have often preceded recessions. By early June, the 10-year Treasury yield had fallen to 2.07%, more than 70 basis points lower than where it began the year.

The Fed then began to signal its apparent willingness to ease monetary policy and in Chairman Powell’s words, “act as appropriate to sustain the expansion,” and in the days to follow, expectations of rate cuts in the second half of the year rose dramatically. During the final days of June, Presidents Trump and Xi Jinping of China met at the G20 summit in Japan where trade relations were discussed. Further tariffs were averted, but no formal resolution was reached. However, the combination of anticipated action by the Fed and ongoing dialogue with China allowed stocks to close out the period having reversed their May losses and achieved near record highs. Credit spreads narrowed once again as both high yield and investment grade bond indexes closed out the first half of the year with strong returns. International developed and emerging market equities also posted gains for the period, however, due to slowing rates of global growth, their returns lagged stocks in the U.S.

For the six-month period ended June 30, 2019, the S&P 500® returned 18.54%, while the MSCI EAFE Index, representing international developed market equities, returned 14.49%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned 6.11%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

S&P 500®: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are as of the date of this report and are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and an investor cannot invest directly in an index.

Transamerica Stock Index

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

As a shareholder in the Fund, you will bear the ongoing costs (such as the investment advisory fees and other expenses) of managing the corresponding S&P 500 Index Master Portfolio (“Master Portfolio”), in which the Fund invests. You will also bear the cost of operating the Fund (such as management fees, distribution fees, and other expenses).

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at January 1, 2019, and held for the entire six-month period until June 30, 2019.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses may have included an additional annual fee. The amount of any fee paid during the six-month period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period (B) January 1, 2019 - June 30, 2019	Annualized Expense Ratio (C)
Class R	$1,000.00	$1,181.50	$3.41	$1,021.70	$3.16	0.63%
Class R4	1,000.00	1,183.40	1.62	1,023.30	1.51	0.30

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Ratio reflects the expenses of both the Fund and the Master Portfolio.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2019

(unaudited)

Assets:
Investment in Master Portfolio, at value	$514,083,929
Receivables and other assets:
Shares of beneficial interest sold	6,661
Due from Master Portfolio	4,350,215
Due from investment manager	28,432
Prepaid expenses	858

Total assets	518,470,095

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	4,356,876
Investment management fees	12,644
Distribution fees	147,469
Transfer agent fees	4,640
Trustees, CCO and deferred compensation fees	3,716
Audit and tax fees	5,553
Custody and accounting fees	8,076
Legal fees	9,239
Printing and shareholder reports fees	14,292
Registration fees	4,231
Other accrued expenses	7,348

Total liabilities	4,574,084

Net assets	$513,896,011

Net assets consist of:
Paid-in capital	$(84,799,119)
Total distributable earnings (accumulated losses)	598,695,130

Net assets	$513,896,011

Net assets by class:
Class R	$203,499,040
Class R4	310,396,971

Shares outstanding:
Class R	16,902,098
Class R4	25,776,624

Net asset value per share:
Class R	$12.04
Class R4	12.04

STATEMENT OF OPERATIONS

For the period ended June 30, 2019

(unaudited)

Net investment income (loss) allocated from Master Portfolio:
Dividend income	$5,144,543
Interest income	56,696
Net income from securities lending	9,418
Withholding taxes on foreign income	(17,951)
Expenses (net of waiver and/or reimbursement)	(101,484)

Total investment income (loss)	5,091,222

Expenses:
Investment management fees	77,384
Distribution and service fees:
Class R	516,188
Class R4	386,769
Transfer agent fees
Class R	3,972
Class R4	11,603
Trustees, CCO and deferred compensation fees	6,985
Audit and tax fees	12,944
Custody and accounting fees	25,986
Legal fees	15,015
Printing and shareholder reports fees	27,805
Registration fees	31,301
Other	14,805

Total expenses before waiver and/or reimbursement and recapture	1,130,757

Expenses waived and/or reimbursed:
Class R	(5,034)
Class R4	(122,418)
Recapture of previously waived and/or reimbursed fees:
Class R	5,034

Net expenses	1,008,339

Net investment income (loss)	4,082,883

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:
Net realized gain (loss)	(465,626)
Net change in unrealized appreciation (depreciation)	84,322,600

Net realized and change in unrealized gain (loss)	83,856,974

Net increase (decrease) in net assets resulting from operations	$87,939,857

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2019 (unaudited)	December 31, 2018
From operations allocated from Master Portfolio:
Net investment income (loss)	$4,082,883	$10,118,002
Net realized gain (loss)	(465,626)	20,835,975
Net change in unrealized appreciation (depreciation)	84,322,600	(50,992,773)

Net increase (decrease) in net assets resulting from operations	87,939,857	(20,038,796)

Distributions to shareholders:
Class R	(1,418,406)	(8,632,940)
Class R4	(2,602,673)	(15,926,611)

Net increase (decrease) in net assets resulting from distributions to shareholders	(4,021,079)	(24,559,551)

Capital share transactions:
Proceeds from shares sold:
Class R	6,774,886	23,405,376
Class R4	9,007,004	25,438,742

	15,781,890	48,844,118

Dividends and/or distributions reinvested:
Class R	1,418,406	8,632,940
Class R4	2,463,422	15,288,978

	3,881,828	23,921,918

Cost of shares redeemed:
Class R	(34,206,564)	(80,452,395)
Class R4	(92,841,643)	(185,038,313)

	(127,048,207)	(265,490,708)

Net increase (decrease) in net assets resulting from capital share transactions	(107,384,489)	(192,724,672)

Net increase (decrease) in net assets	(23,465,711)	(237,323,019)

Net assets:
Beginning of period/year	537,361,722	774,684,741

End of period/year	$513,896,011	$537,361,722

Capital share transactions - shares:
Shares issued:
Class R	585,249	2,004,434
Class R4	783,318	2,205,860

	1,368,567	4,210,294

Shares reinvested:
Class R	121,546	812,867
Class R4	210,900	1,435,059

	332,446	2,247,926

Shares redeemed:
Class R	(2,976,208)	(6,935,892)
Class R4	(8,423,095)	(15,968,446)

	(11,399,303)	(22,904,338)

Net increase (decrease) in shares outstanding:
Class R	(2,269,413)	(4,118,591)
Class R4	(7,428,877)	(12,327,527)

	(9,698,290)	(16,446,118)

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and year indicated:

	Class R
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$10.26		$11.25	$10.00

Investment operations: (B)
Net investment income (loss) (C)	0.08		0.16	0.10
Net realized and unrealized gain (loss)	1.78		(0.71)	1.38

Total investment operations	1.86		(0.55)	1.48

Dividends and/or distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.14)
Net realized gains	—		(0.27)	(0.09)

Total dividends and/or distributions to shareholders	(0.08)		(0.44)	(0.23)

Net asset value, end of period/year	$12.04		$10.26	$11.25

Total return	18.15	%(D)	(4.97)%	14.93	%(D)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$203,499		$196,664	$262,047
Expenses to average net assets (B)
Excluding waiver and/or reimbursement and recapture	0.63	%(E)	0.60%	0.61	%(E)
Including waiver and/or reimbursement and recapture	0.63	%(E)	0.60%	0.60	%(E)(F)
Net investment income (loss) to average net assets (B)	1.39	%(E)	1.34%	1.37	%(E)
Portfolio turnover rate of Master Portfolio	2	%(D)	12%	11%

(A)	Commenced operations on April 21, 2017.
(B)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(C)	Calculated based on average number of shares outstanding.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes allocated portion reimbursement and/or waivers of fees at the underlying Master Portfolio level.

For a share outstanding during the period and years indicated:

	Class R4
	June 30, 2019 (unaudited)		December 31, 2018	December 31, 2017 (A) (B)	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$10.26		$11.26	$9.58	$8.75		$8.81	$7.91

Investment operations: (C)
Net investment income (loss) (D)	0.10		0.19	0.20	0.17	(E)	0.15	0.14
Net realized and unrealized gain (loss)	1.78		(0.71)	1.85	0.85		(0.06)	0.91

Total investment operations	1.88		(0.52)	2.05	1.02		0.09	1.05

Dividends and/or distributions to shareholders:
Net investment income	(0.10)		(0.21)	(0.23)	(0.19)		(0.15)	(0.15)
Net realized gains	—		(0.27)	(0.14)	—		—	—

Total dividends and/or distributions to shareholders	(0.10)		(0.48)	(0.37)	(0.19)		(0.15)	(0.15)

Net asset value, end of period/year	$12.04		$10.26	$11.26	$9.58		$8.75	$8.81

Total return	18.34	%(F)	(4.72)%	21.48%	11.66%		1.08%	13.33%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$310,397		$340,698	$512,638	$561,089		$707,281	$888,044
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.38	%(G)	0.36%	0.38%	0.42%		0.42%	0.38%
Including waiver and/or reimbursement and recapture (H)	0.30	%(G)	0.30%	0.30%	0.29	%(E)(I)	0.30%	0.30%
Net investment income (loss) to average net assets (C)	1.71	%(G)	1.65%	1.67%	1.86	%(E)	1.73%	1.72%
Portfolio turnover rate of Master Portfolio	2	%(F)	12%	11%	4%		2%	3%

(A)	Transamerica Partners Institutional Stock Index reorganized into the Fund on April 21, 2017. Prior to April 21, 2017, information provided reflects Transamerica Partners Institutional Stock Index, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective April 21, 2017, the Fund underwent a 1.56-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(D)	Calculated based on average number of shares outstanding.
(E)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Fund.
(F)	Not annualized.
(G)	Annualized.
(H)	Includes allocated portion reimbursement and/or waivers of fees at the underlying Master Portfolio level.
(I)	Includes reorganization expenses incurred outside the Fund’s operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2019

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing the Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of June 30, 2019, the Fund has not utilized the program.

4. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Fund are also officers and/or trustees of TAM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Fund.

As of June 30, 2019, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 2.56%.

As of June 30, 2019, the investment manager and/or other affiliated investment accounts held balances of the Fund as follows:

Account Balance	Percentage of Net Assets
$ 481,006,666	93.60%

Investment management fees: The Fund pays a contractual management fee to TAM at an annual rate of 0.07% on daily Average Net Assets (“ANA”).

The Fund’s management fee includes its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.04% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within Net investment income (loss) allocated from the Master Portfolio, in Expenses (net of waiver and/or reimbursement). Additionally, TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Fund pays a single management fee at a rate of 0.03% of the Fund’s average daily net assets (after waiver and/or reimbursement and recapture). The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through
Class R	0.65%	May 1, 2020
Class R4	0.30	May 1, 2020

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

4. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Effective April 21, 2017, TAM is entitled to recapture expenses accrued by the Fund for fees waived and/or reimbursed during any of the previous thirty-six months if on any day or month the estimated annualized Fund operating expenses are less than the stated annual operating expense limit or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2019, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

As of June 30, 2019, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available
Class	2017	2018	2019	Total
Class R (A)	$—	$—	$—	$—
Class R4 (B)	216,119	247,366	122,418	585,903

(A)	Class R commenced operations on April 21, 2017.
(B)	Class R4 was not subject to recapture prior to April 21, 2017.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class	Rate
Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on the number of classes, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

For the period ended June 30, 2019, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS
$ 11,651	$ 1,906

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, (as amended and restated January 1, 2010), available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statement of Assets and Liabilities. For the period ended June 30, 2019, amounts included in Trustees, CCO and deferred compensation fees within the Statement of Operations reflect total compensation paid to the independent Board members.

5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

5. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2019, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 0	$ 514,083,929	$ —	$ 514,083,929

6. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Fund’s Class R4 underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statement of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Reorganization Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
April 21, 2017	1.56-for-1	35,752,851	55,759,431	Decrease	Increase

7. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Fund’s custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. The amounts applicable to the Fund, if any, were recognized as a change in accounting estimate and is reflected as a reimbursement of custody fees. This resulted in a decrease in net expenses and an overall increase in net assets. Please reference the Financial Highlights for additional information in regards to the per share impact.

8. LEGAL PROCEEDINGS

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of

Transamerica Funds	Semi-Annual Report 2019

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2019

(unaudited)

8. LEGAL PROCEEDINGS (continued)

$10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold.

The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the funds.

The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.

The funds are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See “Principal Risks” in the prospectus.

The Order and settlement has no impact on the Fund’s financial statements.

Transamerica Funds	Semi-Annual Report 2019

LIQUIDITY RISK MANAGEMENT PROGRAM (“LRMP”)

(unaudited)

Per initial requirements for SEC Rule 22e-4, TAM established a LRMP in 2018, which was approved by the Board in March of 2019. In advance of the final compliance date of June 1, 2019, TAM successfully completed the liquidity rule implementation. All Funds were on-boarded to the State Street Global Exchange (SSGX) truView system (a third-party liquidity bucketing tool) at the end of December 2018. TAM currently has policies and procedures established for the day to day monitoring of liquidity risk, and continues to test and improve these policies and procedures as may be required.

Transamerica Funds	Semi-Annual Report 2019

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 19-20, 2019, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2020.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2018. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Funds	Semi-Annual Report 2019

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was above the median for its peer universe for the past 10-year period and in line with the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund

Transamerica Funds	Semi-Annual Report 2019

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Report 2019

Appendix A

S&P 500 Index Master Portfolio

(This page intentionally left blank)

Master Portfolio Information as of June 30, 2019	S&P 500 Index Master Portfolio

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Microsoft Corp.	4%
Apple, Inc.	3
Amazon.com, Inc.	3
Alphabet, Inc.	3
Facebook, Inc.	2
Berkshire Hathaway, Inc., Class B	2
Johnson & Johnson	2
JPMorgan Chase & Co.	1
Exxon Mobil Corp.	1
Visa, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	21%
Health Care	14
Financials	13
Consumer Discretionary	10
Communication Services	10
Industrials	9
Consumer Staples	7
Energy	5
Utilities	3
Real Estate	3
Materials	3
Short-Term Securities	2
Liabilities in Excess of Other Assets	—	*

*	Represents less than 1%.

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

M A S T E R P O R T F O L I O I N F O R M A T I O N	1

Schedule of Investments (unaudited) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 2.5%
Arconic, Inc.	327,315	$8,451,273
Boeing Co.	428,938	156,137,721
General Dynamics Corp.	222,599	40,472,950
Huntington Ingalls Industries, Inc.	33,853	7,608,123
L3 Technologies, Inc.	65,131	15,968,167
L3Harris Technologies, Inc.	96,835	18,314,404
Lockheed Martin Corp.	201,505	73,255,128
Northrop Grumman Corp.	139,196	44,975,620
Raytheon Co.	229,127	39,840,603
Textron, Inc.	190,050	10,080,252
TransDigm Group, Inc.(a)	40,107	19,403,767
United Technologies Corp.	664,937	86,574,797

		521,082,805
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	111,949	9,442,898
Expeditors International of Washington, Inc.	141,594	10,741,321
FedEx Corp.	196,760	32,306,024
United Parcel Service, Inc., Class B	571,808	59,050,612

		111,540,855
Airlines — 0.4%
Alaska Air Group, Inc.	101,244	6,470,504
American Airlines Group, Inc.	325,899	10,627,567
Delta Air Lines, Inc.	488,356	27,714,203
Southwest Airlines Co.	400,667	20,345,870
United Continental Holdings, Inc.(a)	181,453	15,886,210

		81,044,354
Auto Components — 0.1%
Aptiv PLC	211,364	17,084,552
BorgWarner, Inc.	171,553	7,201,795

		24,286,347
Automobiles — 0.4%
Ford Motor Co.	3,212,405	32,862,903
General Motors Co.	1,081,356	41,664,647
Harley-Davidson, Inc.	128,117	4,590,432

		79,117,982
Banks — 5.4%
Bank of America Corp.	7,248,871	210,217,259
BB&T Corp.	627,874	30,847,450
Citigroup, Inc.	1,895,679	132,754,400
Citizens Financial Group, Inc.	379,761	13,428,349
Comerica, Inc.	129,051	9,374,265
Fifth Third Bancorp	596,094	16,631,023
First Republic Bank(b)	135,767	13,257,647
Huntington Bancshares, Inc.	848,449	11,725,565
JPMorgan Chase & Co.	2,659,293	297,308,957
KeyCorp.	828,871	14,712,460
M&T Bank Corp.	111,998	19,047,500
People’s United Financial, Inc.	323,296	5,424,907
PNC Financial Services Group, Inc.	370,072	50,803,484
Regions Financial Corp.	833,745	12,456,150
SunTrust Banks, Inc.	363,538	22,848,363
SVB Financial Group(a)(b)	42,320	9,504,649
U.S. Bancorp	1,226,809	64,284,792
Wells Fargo & Co.	3,315,956	156,911,038
Zions Bancorp. NA	150,600	6,924,588

		1,098,462,846
Beverages — 1.8%
Brown-Forman Corp., Class B	136,364	7,558,657
Coca-Cola Co.	3,147,488	160,270,089
Constellation Brands, Inc., Class A	137,072	26,994,960

Security	Shares	Value

Beverages (continued)
Molson Coors Brewing Co., Class B	153,940	$8,620,640
Monster Beverage Corp.(a)(b)	320,917	20,484,132
PepsiCo, Inc.	1,149,164	150,689,875

		374,618,353
Biotechnology — 2.2%
AbbVie, Inc.	1,211,884	88,128,204
Alexion Pharmaceuticals, Inc.(a)	183,821	24,076,875
Amgen, Inc.	500,004	92,140,737
Biogen, Inc.(a)	159,255	37,244,967
Celgene Corp.(a)	578,147	53,443,909
Gilead Sciences, Inc.	1,042,375	70,422,855
Incyte Corp.(a)	145,905	12,396,089
Regeneron Pharmaceuticals, Inc.(a)	64,467	20,178,171
Vertex Pharmaceuticals, Inc.(a)	209,959	38,502,281

		436,534,088
Building Products — 0.3%
Allegion PLC	77,298	8,545,294
AO Smith Corp.	116,550	5,496,498
Fortune Brands Home & Security, Inc.	114,669	6,551,040
Johnson Controls International PLC	652,353	26,948,703
Masco Corp.	243,172	9,542,069

		57,083,604
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	41,062	3,783,453
Ameriprise Financial, Inc.	109,770	15,934,213
Bank of New York Mellon Corp.	722,143	31,882,613
BlackRock, Inc.(e)	97,514	45,763,320
Cboe Global Markets, Inc.	91,576	9,490,021
Charles Schwab Corp.	974,010	39,145,462
CME Group, Inc.	293,453	56,962,162
E*Trade Financial Corp.	202,442	9,028,913
Franklin Resources, Inc.	241,326	8,398,145
Goldman Sachs Group, Inc.	278,911	57,065,191
Intercontinental Exchange, Inc.	462,236	39,724,562
Invesco Ltd.	327,515	6,700,957
MarketAxess Holdings, Inc.	30,887	9,927,699
Moody’s Corp.	135,222	26,410,209
Morgan Stanley	1,048,068	45,915,859
MSCI, Inc.	69,417	16,576,085
Nasdaq, Inc.	95,087	9,144,517
Northern Trust Corp.	179,042	16,113,780
Raymond James Financial, Inc.	102,701	8,683,370
S&P Global, Inc.	201,433	45,884,423
State Street Corp.	304,540	17,072,512
T. Rowe Price Group, Inc.	193,854	21,267,722

		540,875,188
Chemicals — 2.0%
Air Products & Chemicals, Inc.	180,457	40,850,051
Albemarle Corp.	87,068	6,130,458
Celanese Corp.	103,779	11,187,376
CF Industries Holdings, Inc.	183,499	8,571,238
Corteva, Inc.(a)	615,743	18,207,520
Dow, Inc.(a)	613,859	30,269,387
DuPont de Nemours, Inc.	613,836	46,080,669
Eastman Chemical Co.	111,653	8,689,953
Ecolab, Inc.	207,936	41,054,884
FMC Corp.	106,998	8,875,484
International Flavors & Fragrances, Inc.	83,088	12,055,238
Linde PLC	444,940	89,343,952
LyondellBasell Industries NV, Class A	248,936	21,440,858
Mosaic Co.	290,955	7,282,604
PPG Industries, Inc.	193,548	22,588,987

2	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Sherwin-Williams Co.	66,596	$30,520,281

		403,148,940
Commercial Services & Supplies — 0.4%
Cintas Corp.	69,030	16,380,129
Copart, Inc.(a)	163,712	12,235,835
Republic Services, Inc.	176,629	15,303,137
Rollins, Inc.	120,824	4,333,957
Waste Management, Inc.	320,288	36,951,626

		85,204,684
Communications Equipment — 1.2%
Arista Networks, Inc.(a)(b)	43,341	11,252,191
Cisco Systems, Inc.	3,509,192	192,058,078
F5 Networks, Inc.(a)	48,294	7,033,055
Juniper Networks, Inc.	282,265	7,516,717
Motorola Solutions, Inc.	135,278	22,554,901

		240,414,942
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	95,037	8,020,173
Quanta Services, Inc.	116,201	4,437,716

		12,457,889
Construction Materials — 0.1%
Vulcan Materials Co.	108,284	14,868,476
Martin Marietta Materials, Inc.	51,218	11,785,774

		26,654,250
Consumer Finance — 0.7%
American Express Co.	560,249	69,157,136
Capital One Financial Corp.	384,959	34,931,180
Discover Financial Services	265,381	20,590,912
Synchrony Financial	519,871	18,023,928

		142,703,156
Containers & Packaging — 0.4%
Amcor PLC(a)	1,330,675	15,289,456
Avery Dennison Corp.	67,946	7,859,993
Ball Corp.	272,557	19,076,264
International Paper Co.	326,605	14,148,529
Packaging Corp. of America	77,463	7,383,773
Sealed Air Corp.	128,174	5,483,284
Westrock Co.	210,715	7,684,776

		76,926,075
Distributors — 0.1%
Genuine Parts Co.	119,738	12,402,462
LKQ Corp.(a)	257,401	6,849,441

		19,251,903
Diversified Consumer Services — 0.0%
H&R Block, Inc.	162,767	4,769,073

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	1,588,542	338,629,498
Jefferies Financial Group, Inc.	207,709	3,994,244
		342,623,742
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	5,982,640	200,478,266
CenturyLink, Inc.	783,101	9,209,268
Verizon Communications, Inc.	3,390,305	193,688,125

		403,375,659
Electric Utilities — 2.0%
Alliant Energy Corp.	193,709	9,507,238
American Electric Power Co., Inc.	404,501	35,600,133
Duke Energy Corp.	596,827	52,664,014
Edison International	265,461	17,894,726

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	155,695	$16,025,686
Evergy, Inc.	200,103	12,036,195
Eversource Energy	263,227	19,942,078
Exelon Corp.	795,954	38,158,035
FirstEnergy Corp.	413,874	17,717,946
NextEra Energy, Inc.	392,614	80,430,904
Pinnacle West Capital Corp.	92,041	8,660,138
PPL Corp.	590,949	18,325,328
Southern Co.	853,238	47,166,997
Xcel Energy, Inc.	421,911	25,099,485

		399,228,903
Electrical Equipment — 0.5%
AMETEK, Inc.	186,776	16,966,732
Eaton Corp. PLC	346,842	28,885,002
Emerson Electric Co.	502,231	33,508,852
Rockwell Automation, Inc.	96,409	15,794,686

		95,155,272
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	244,890	23,494,747
Corning, Inc.	643,313	21,377,291
FLIR Systems, Inc.	109,710	5,935,311
IPG Photonics Corp.(a)(b)	28,468	4,391,189
Keysight Technologies, Inc.(a)	154,256	13,853,731
TE Connectivity Ltd.	276,526	26,485,660

		95,537,929
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	422,098	10,396,274
Halliburton Co.	716,456	16,292,209
Helmerich & Payne, Inc.	90,592	4,585,767
National Oilwell Varco, Inc.	316,363	7,032,750
Schlumberger Ltd.	1,135,474	45,123,737
TechnipFMC PLC	339,977	8,819,003

		92,249,740
Entertainment — 1.0%
Activision Blizzard, Inc.	627,945	29,639,004
Electronic Arts, Inc.(a)	243,981	24,705,516
Netflix, Inc.(a)	358,417	131,653,733
Take-Two Interactive Software, Inc.(a)	92,258	10,474,051
Viacom, Inc., Class B	289,905	8,659,462

		205,131,766
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	92,658	13,073,117
American Tower Corp.	362,355	74,083,480
Apartment Investment & Management Co., Class A	124,251	6,227,460
AvalonBay Communities, Inc.	114,278	23,219,004
Boston Properties, Inc.	126,670	16,340,430
Crown Castle International Corp.	340,810	44,424,583
Digital Realty Trust, Inc.	171,140	20,158,581
Duke Realty Corp.	294,646	9,313,760
Equinix, Inc.	68,918	34,754,658
Equity Residential	303,691	23,056,221
Essex Property Trust, Inc.	53,872	15,726,853
Extra Space Storage, Inc.	104,482	11,085,540
Federal Realty Investment Trust	61,405	7,906,508
HCP, Inc.	394,067	12,602,263
Host Hotels & Resorts, Inc.	607,358	11,066,063
Iron Mountain, Inc.	235,175	7,360,977
Kimco Realty Corp.	345,973	6,393,581
Macerich Co.	84,574	2,832,383
Mid-America Apartment Communities, Inc.	93,450	11,004,672
Prologis, Inc.	517,102	41,419,870
Public Storage	123,122	29,323,967

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	258,076	$17,799,502
Regency Centers Corp.	135,215	9,024,249
SBA Communications Corp.(a)	92,839	20,873,921
Simon Property Group, Inc.	253,296	40,466,569
SL Green Realty Corp.	67,577	5,431,163
UDR, Inc.	231,005	10,369,814
Ventas, Inc.	302,831	20,698,499
Vornado Realty Trust	142,305	9,121,750
Welltower, Inc.	331,956	27,064,373
Weyerhaeuser Co.	611,599	16,109,518

		598,333,329

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	360,523	95,271,808
Kroger Co.	661,289	14,356,584
Sysco Corp.	387,631	27,413,264
Walgreens Boots Alliance, Inc.	637,083	34,829,328
Walmart, Inc.	1,146,698	126,698,662

		298,569,646

Food Products — 1.1%
Archer-Daniels-Midland Co.	458,597	18,710,757
Campbell Soup Co.	157,998	6,330,980
Conagra Brands, Inc.	398,336	10,563,871
General Mills, Inc.	490,867	25,780,335
Hershey Co.	114,189	15,304,752
Hormel Foods Corp.	223,190	9,048,123
J.M. Smucker Co.	93,246	10,741,007
Kellogg Co.	203,763	10,915,584
Kraft Heinz Co.	504,334	15,654,527
Lamb Weston Holdings, Inc.	121,446	7,694,818
McCormick & Co., Inc.	100,395	15,562,229
Mondelez International, Inc., Class A	1,180,818	63,646,090
Tyson Foods, Inc., Class A	241,670	19,512,436

		229,465,509

Gas Utilities — 0.0%
Atmos Energy Corp.	95,910	10,124,260

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,446,213	121,626,513
ABIOMED, Inc.(a)	36,992	9,636,046
Align Technology, Inc.(a)(b)	59,683	16,335,237
Baxter International, Inc.	388,942	31,854,350
Becton Dickinson & Co.	221,117	55,723,695
Boston Scientific Corp.(a)	1,140,008	48,997,544
Cooper Cos., Inc.	40,568	13,666,954
Danaher Corp.	516,469	73,813,749
DENTSPLY SIRONA, Inc.	191,806	11,193,798
Edwards Lifesciences Corp.(a)	170,922	31,576,130
Hologic, Inc.(a)	219,738	10,551,819
IDEXX Laboratories, Inc.(a)(b)	70,505	19,412,142
Intuitive Surgical, Inc.(a)	94,641	49,643,937
Medtronic PLC	1,099,056	107,037,064
ResMed, Inc.	117,913	14,388,923
Stryker Corp.	253,862	52,188,950
Teleflex, Inc.	37,401	12,385,341
Varian Medical Systems, Inc.(a)	74,554	10,149,036
Zimmer Biomet Holdings, Inc.	167,668	19,741,230

		709,922,458

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	127,499	10,870,565
Anthem, Inc.	210,840	59,501,156
Cardinal Health, Inc.	244,339	11,508,367
Centene Corp.(a)(b)	338,864	17,770,028
Cigna Corp.(a)	311,066	49,008,448

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	1,064,949	$58,029,071
DaVita, Inc.(a)	100,411	5,649,123
HCA Healthcare, Inc.	218,877	29,585,604
Henry Schein, Inc.(a)(b)	121,008	8,458,459
Humana, Inc.	110,948	29,434,504
Laboratory Corp. of America Holdings(a)(b)	80,802	13,970,666
McKesson Corp.	157,150	21,119,389
Quest Diagnostics, Inc.	110,442	11,244,100
UnitedHealth Group, Inc.	779,057	190,097,699
Universal Health Services, Inc., Class B(b)	67,589	8,812,930
WellCare Health Plans, Inc.(a)	41,244	11,757,427

		536,817,536

Health Care Technology — 0.1%
Cerner Corp.	266,769	19,554,168

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	328,239	15,279,525
Chipotle Mexican Grill, Inc.(a)	19,993	14,652,470
Darden Restaurants, Inc.	100,811	12,271,723
Hilton Worldwide Holdings, Inc.	239,226	23,381,949
Marriott International, Inc., Class A	226,567	31,785,084
McDonald’s Corp.	625,936	129,981,870
MGM Resorts International	417,840	11,937,689
Norwegian Cruise Line Holdings Ltd.(a)	177,936	9,542,708
Royal Caribbean Cruises Ltd.	140,499	17,029,884
Starbucks Corp.	992,899	83,234,723
Wynn Resorts Ltd.	80,004	9,919,696
Yum! Brands, Inc.	250,827	27,759,024

		386,776,345

Household Durables — 0.3%
D.R. Horton, Inc.	278,385	12,006,745
Garmin Ltd.	99,649	7,951,990
Leggett & Platt, Inc.	104,824	4,022,097
Lennar Corp., Class A	233,087	11,295,396
Mohawk Industries, Inc.(a)(b)	50,377	7,429,096
Newell Brands, Inc.	319,095	4,920,445
PulteGroup, Inc.	210,636	6,660,311
Whirlpool Corp.	51,923	7,391,758

		61,677,838

Household Products — 1.7%
Church & Dwight Co., Inc.	203,326	14,854,997
Clorox Co.	104,561	16,009,335
Colgate-Palmolive Co.	703,780	50,439,913
Kimberly-Clark Corp.	281,831	37,562,436
Procter & Gamble Co.	2,056,239	225,466,606

		344,333,287

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	544,100	9,119,116
NRG Energy, Inc.	219,002	7,691,350

		16,810,466

Industrial Conglomerates — 1.4%
3M Co.	472,534	81,909,044
General Electric Co.	7,149,007	75,064,573
Honeywell International, Inc.	596,577	104,156,378
Roper Technologies, Inc.	85,227	31,215,241

		292,345,236

Insurance — 2.5%
Aflac, Inc.	611,109	33,494,884
Allstate Corp.	273,069	27,768,387
American International Group, Inc.	711,080	37,886,342
Aon PLC	197,171	38,050,060
Arthur J Gallagher & Co.	152,665	13,371,927

4	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Assurant, Inc.	50,395	$5,361,020
Chubb Ltd.	375,346	55,284,712
Cincinnati Financial Corp.	124,366	12,893,023
Everest Re Group Ltd.	33,888	8,376,436
Hartford Financial Services Group, Inc.	296,680	16,531,010
Lincoln National Corp.	165,874	10,690,579
Loews Corp.	219,232	11,985,414
Marsh & McLennan Cos., Inc.	419,182	41,813,405
MetLife, Inc.	779,079	38,696,854
Principal Financial Group, Inc.	213,283	12,353,351
Progressive Corp.	478,731	38,264,969
Prudential Financial, Inc.	332,962	33,629,162
Torchmark Corp.	82,916	7,417,665
Travelers Cos., Inc.	214,703	32,102,393
Unum Group	173,973	5,836,794
Willis Towers Watson PLC	105,943	20,292,322

		502,100,709

Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(a)	245,467	265,791,667
Alphabet, Inc., Class C(a)	251,235	271,562,424
Facebook, Inc., Class A(a)	1,969,519	380,117,167
Twitter, Inc.(a)	598,591	20,890,826

		938,362,084

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(a)	339,021	641,980,336
Booking Holdings, Inc.(a)	35,488	66,529,709
eBay, Inc.	671,580	26,527,410
Expedia Group, Inc.	97,000	12,903,910
TripAdvisor, Inc.(a)	84,852	3,927,799

		751,869,164

IT Services — 5.3%
Accenture PLC, Class A	522,873	96,611,244
Akamai Technologies, Inc.(a)	134,521	10,780,513
Alliance Data Systems Corp.	37,366	5,236,098
Automatic Data Processing, Inc.	356,784	58,987,099
Broadridge Financial Solutions, Inc.	95,207	12,156,030
Cognizant Technology Solutions Corp., Class A	466,019	29,540,944
DXC Technology Co.	220,706	12,171,936
Fidelity National Information Services, Inc.	265,471	32,567,982
Fiserv, Inc.(a)(b)	321,726	29,328,542
FleetCor Technologies, Inc.(a)(b)	70,658	19,844,299
Gartner, Inc.(a)(b)	73,853	11,885,902
Global Payments, Inc.	128,448	20,568,378
International Business Machines Corp.	726,838	100,230,960
Jack Henry & Associates, Inc.	63,289	8,475,663
Mastercard, Inc., Class A	736,785	194,901,736
Paychex, Inc.	262,944	21,637,662
PayPal Holdings, Inc.(a)	963,168	110,244,209
Total System Services, Inc.	133,466	17,119,684
VeriSign, Inc.(a)	85,978	17,983,159
Visa, Inc., Class A	1,425,560	247,405,938
Western Union Co.	346,907	6,899,980

		1,064,577,958

Leisure Products — 0.0%
Hasbro, Inc.	94,917	10,030,828

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	260,809	19,474,608
Illumina, Inc.(a)	120,505	44,363,916
IQVIA Holdings, Inc.(a)	129,353	20,812,897
Mettler-Toledo International, Inc.(a)(b)	20,333	17,079,720
PerkinElmer, Inc.	90,927	8,759,907
Thermo Fisher Scientific, Inc.	327,890	96,294,735

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	56,953	$12,258,564

		219,044,347

Machinery — 1.6%
Caterpillar, Inc.	468,804	63,893,297
Cummins, Inc.	118,571	20,315,955
Deere & Co.	259,945	43,075,486
Dover Corp.	119,136	11,937,427
Flowserve Corp.	107,502	5,664,280
Fortive Corp.	241,738	19,706,482
Illinois Tool Works, Inc.	246,589	37,188,087
Ingersoll-Rand PLC	197,798	25,055,073
PACCAR, Inc.	284,002	20,351,583
Parker-Hannifin Corp.	106,186	18,052,682
Pentair PLC	129,638	4,822,534
Snap-on, Inc.	45,592	7,551,859
Stanley Black & Decker, Inc.	124,221	17,963,599
Wabtec Corp.	132,623	9,517,026
Xylem, Inc.	147,503	12,337,151

		317,432,521

Media — 2.4%
CBS Corp., Class B	288,519	14,397,098
Charter Communications, Inc., Class A(a)(b)	141,019	55,727,888
Comcast Corp., Class A	3,712,997	156,985,513
Discovery, Inc., Class A(a)(b)	127,330	3,909,031
Discovery, Inc., Class C(a)(b)	295,569	8,408,938
DISH Network Corp., Class A(a)	189,146	7,265,098
Fox Corp., Class A(a)	290,484	10,643,334
Fox Corp., Class B(a)	133,124	4,863,020
Interpublic Group of Cos., Inc.	317,281	7,167,378
News Corp., Class A	316,045	4,263,447
News Corp., Class B	95,128	1,327,987
Omnicom Group, Inc.	180,486	14,790,828
Walt Disney Co.	1,431,069	199,834,475

		489,584,035

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,197,969	13,908,420
Newmont Goldcorp Corp.	671,906	25,848,224
Nucor Corp.	251,026	13,831,532

		53,588,176

Multi-Utilities — 1.1%
Ameren Corp.	201,176	15,110,329
CenterPoint Energy, Inc.	411,664	11,785,940
CMS Energy Corp.	234,825	13,598,716
Consolidated Edison, Inc.	268,147	23,511,129
Dominion Energy, Inc.	657,749	50,857,153
DTE Energy Co.	150,191	19,206,425
NiSource, Inc.	305,857	8,808,682
Public Service Enterprise Group, Inc.	411,377	24,197,195
Sempra Energy	224,933	30,914,791
WEC Energy Group, Inc.	258,937	21,587,578

		219,577,938

Multiline Retail — 0.5%
Dollar General Corp.	211,870	28,636,349
Dollar Tree, Inc.(a)(b)	195,034	20,944,701
Kohl’s Corp.	132,816	6,315,401
Macy’s, Inc.	253,674	5,443,844
Nordstrom, Inc.	88,174	2,809,224
Target Corp.	421,683	36,521,964

		100,671,483

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	411,619	29,043,837

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Apache Corp.	308,588	$8,939,794
Cabot Oil & Gas Corp.	349,750	8,030,260
Chevron Corp.	1,561,579	194,322,891
Cimarex Energy Co.	82,191	4,876,392
Concho Resources, Inc.(b)	164,440	16,966,919
ConocoPhillips	926,478	56,515,158
Devon Energy Corp.	340,366	9,707,238
Diamondback Energy, Inc.	126,893	13,827,530
EOG Resources, Inc.	475,730	44,319,007
Exxon Mobil Corp.	3,468,500	265,791,155
Hess Corp.	209,360	13,309,015
HollyFrontier Corp.	129,331	5,985,439
Kinder Morgan, Inc.	1,595,933	33,323,081
Marathon Oil Corp.	662,202	9,409,890
Marathon Petroleum Corp.	545,527	30,484,049
Noble Energy, Inc.	392,315	8,787,856
Occidental Petroleum Corp.	613,200	30,831,696
ONEOK, Inc.	337,239	23,205,416
Phillips 66	342,797	32,065,231
Pioneer Natural Resources Co.	138,068	21,243,142
Valero Energy Corp.	342,347	29,308,327
Williams Cos., Inc.	993,366	27,853,983

		918,147,306

Personal Products — 0.2%
Coty, Inc., Class A	246,388	3,301,599
Estee Lauder Cos., Inc., Class A	179,751	32,914,206

		36,215,805

Pharmaceuticals — 4.5%
Allergan PLC	252,597	42,292,316
Bristol-Myers Squibb Co.	1,340,909	60,810,223
Eli Lilly & Co.	708,309	78,473,554
Johnson & Johnson	2,176,520	303,145,705
Merck & Co., Inc.	2,110,601	176,973,894
Mylan NV(a)(b)	428,272	8,154,299
Nektar Therapeutics(a)(b)	143,154	5,093,419
Perrigo Co. PLC	99,598	4,742,857
Pfizer, Inc.	4,551,171	197,156,728
Zoetis, Inc.	392,385	44,531,774

		921,374,769

Professional Services — 0.3%
Equifax, Inc.	99,047	13,395,116
IHS Markit Ltd.(a)	296,698	18,905,597
Nielsen Holdings PLC	291,421	6,586,115
Robert Half International, Inc.	95,017	5,416,919
Verisk Analytics, Inc.	134,168	19,650,245

		63,953,992

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	256,372	13,151,884

Road & Rail — 1.0%
CSX Corp.	630,158	48,755,324
JB Hunt Transport Services, Inc.	71,325	6,519,818
Kansas City Southern	82,458	10,045,034
Norfolk Southern Corp.	218,030	43,459,920
Union Pacific Corp.	580,260	98,127,769

		206,907,865

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)(b)	727,059	22,080,782
Analog Devices, Inc.	303,117	34,212,816
Applied Materials, Inc.	768,929	34,532,601
Broadcom, Inc.	324,500	93,410,570
Intel Corp.	3,670,085	175,686,969

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	133,643	$15,796,603
Lam Research Corp.	122,905	23,086,475
Maxim Integrated Products, Inc.	221,402	13,244,268
Microchip Technology, Inc.	195,044	16,910,315
Micron Technology, Inc.(a)	907,222	35,009,697
NVIDIA Corp.	499,236	81,989,528
Qorvo, Inc.(a)(b)	99,482	6,626,496
QUALCOMM, Inc.	996,587	75,810,373
Skyworks Solutions, Inc.	141,213	10,911,528
Texas Instruments, Inc.	769,108	88,262,834
Xilinx, Inc.	208,155	24,545,638

		752,117,493

Software — 6.7%
Adobe, Inc.(a)	400,005	117,861,473
ANSYS, Inc.(a)	68,801	14,091,821
Autodesk, Inc.(a)	180,037	29,328,027
Cadence Design Systems, Inc.(a)	230,378	16,313,066
Citrix Systems, Inc.	102,013	10,011,556
Fortinet, Inc.(a)	118,986	9,141,694
Intuit, Inc.	212,518	55,537,329
Microsoft Corp.	6,281,705	841,497,202
Oracle Corp.	1,989,186	113,323,926
Red Hat, Inc.(a)	145,718	27,360,012
salesforce.com, Inc.(a)	636,583	96,588,739
Symantec Corp.	506,961	11,031,471
Synopsys, Inc.(a)	122,882	15,813,685

		1,357,900,001

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	59,306	9,141,427
AutoZone, Inc.(a)	20,211	22,221,388
Best Buy Co., Inc.	190,454	13,280,358
CarMax, Inc.(a)(b)	136,238	11,829,546
Foot Locker, Inc.	90,561	3,796,317
Gap, Inc.	168,153	3,021,709
Home Depot, Inc.	901,975	187,583,741
L Brands, Inc.	188,267	4,913,769
Lowe’s Cos., Inc.	641,807	64,764,744
O’Reilly Automotive, Inc.(a)	64,169	23,698,895
Ross Stores, Inc.	300,143	29,750,174
Tiffany & Co.	88,586	8,295,193
TJX Cos., Inc.	994,102	52,568,114
Tractor Supply Co.	99,135	10,785,888
Ulta Salon Cosmetics & Fragrance, Inc.(a)	45,643	15,833,100

		461,484,363

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	3,583,207	709,188,329
Hewlett Packard Enterprise Co.	1,097,787	16,411,916
HP, Inc.	1,240,636	25,792,822
NetApp, Inc.	200,968	12,399,726
Seagate Technology PLC	206,875	9,747,950
Western Digital Corp.	240,189	11,420,987
Xerox Corp.	160,203	5,672,788

		790,634,518

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	123,734	4,291,095
Hanesbrands, Inc.	298,071	5,132,783
NIKE, Inc., Class B	1,030,218	86,486,801
PVH Corp.	60,782	5,752,409
Ralph Lauren Corp.	42,619	4,841,092
Tapestry, Inc.	237,843	7,546,758
Under Armour, Inc., Class A(a)(b)	154,128	3,907,145
Under Armour, Inc., Class C(a)	157,544	3,497,477

6	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	266,972	$23,320,004

		144,775,564
Tobacco — 0.9%
Altria Group, Inc.	1,533,713	72,621,310
Philip Morris International, Inc.	1,275,392	100,156,534

		172,777,844
Trading Companies & Distributors — 0.2%
Fastenal Co.	469,165	15,290,087
United Rentals, Inc.(a)	64,479	8,551,850
W.W. Grainger, Inc.	36,250	9,723,338

		33,565,275
Water Utilities — 0.1%
American Water Works Co., Inc.	148,954	17,278,665

Total Long-Term Investments — 98.8% (Cost — $12,230,970,576)		20,031,335,010

Security	Shares	Value

Short-Term Securities — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.52%(c)(d)(e)	98,087,066	$98,136,109
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.34%(d)(e)	205,449,696	205,449,696

Total Short-Term Securities — 1.5% (Cost — $ 303,559,693)		303,585,805

Total Investments — 100.3% (Cost — $12,534,530,269)		20,334,920,815
Liabilities in Excess of Other Assets — (0.3)%		(64,906,758)

Net Assets — 100.0%		$20,270,014,057

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.

(e)

During the six months ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock, Inc.	98,827	—	(1,313)		97,514	$45,763,320	$643,592		$(203,113)	$7,674,125
BlackRock Cash Funds: Institutional, SL Agency Shares	118,748,723	—	(20,661,657	)(b)	98,087,066	98,136,109	345,706	(c)	23,375	23,276
BlackRock Cash Funds: Treasury, SL Agency Shares	479,801,017	—	(274,351,321	)(b)	205,449,696	205,449,696	1,971,019		—	—

						$349,349,125	$2,960,317		$(179,738)	$7,697,401

(a)  Includes net capital gain distributions, if applicable.

(b)  Represents net shares sold.

(c)  Represents all or a portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini Index	1,505	09/20/19	$221,551	$3,346,039

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$—	$—	$3,346,039	$—	$—	$—	$3,346,039

(a)  Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in Net unrealized appreciation (depreciation).

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) June 30, 2019	S&P 500 Index Master Portfolio

For the six months ended June 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$28,926,772	$—	$—	$—	$28,926,772

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$2,968,716	$—	$—	$—	$2,968,716

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$171,717,280

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$20,031,335,010	$—	$—	$20,031,335,010
Short-Term Securities	303,585,805	—	—	303,585,805

	$20,334,920,815	$—	$—	$20,334,920,815

Derivative Financial Instruments(b)
Assets:
Equity contracts	$3,346,039	$—	$—	$3,346,039

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities   (unaudited)

June 30, 2019

S&P 500 Index Master Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $ 95,091,731, cost — $ 12,200,612,073)	$19,985,571,690
Investments at value — affiliated (cost — $ 333,918,196)	349,349,125
Cash pledged for futures contracts	9,576,800
Receivables:
Securities lending income — affiliated	18,531
Contributions from investors	16,521,544
Dividends — affiliated	510,019
Dividends — unaffiliated	16,319,883
Variation margin on futures contracts	1,000,800
Prepaid expenses	31,527

Total assets	20,378,899,919

LIABILITIES
Cash collateral on securities loaned at value	98,105,170
Payables:
Investments purchased	10,032,889
Investment advisory fees	634,430
Trustees’ fees	67,813
Other accrued expenses	29,075
Professional fees	16,485

Total liabilities	108,885,862

NET ASSETS	$20,270,014,057

NET ASSETS CONSIST OF
Investors’ capital	$12,466,277,472
Net unrealized appreciation (depreciation)	7,803,736,585

NET ASSETS	$20,270,014,057

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations   (unaudited)

Six Months Ended June 30, 2019

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — affiliated	$2,614,611
Dividends — unaffiliated	188,616,582
Securities lending income — affiliated — net	345,706
Foreign taxes withheld	(667,399)

Total investment income	190,909,500

EXPENSES
Investment advisory	3,794,286
Trustees	137,397
Professional	21,942

Total expenses	3,953,625
Less fees waived and/or reimbursed by the Manager	(218,089)

Total expenses after fees waived and/or reimbursed	3,735,536

Net investment income	187,173,964

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(48,197,142)
Investments — affiliated	(179,738)
Futures contracts	28,926,772

(19,450,108)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,991,110,124
Investments — affiliated	7,697,401
Futures contracts	2,968,716

3,001,776,241

Net realized and unrealized gain	2,982,326,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,169,500,097

See notes to financial statements.

10	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/19 (unaudited)	Year Ended 12/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$187,173,964	$308,119,158
Net realized gain (loss)	(19,450,108)	68,976,788
Net change in unrealized appreciation (depreciation)	3,001,776,241	(1,302,602,820)

Net increase (decrease) in net assets resulting from operations	3,169,500,097	(925,506,874)

CAPITAL TRANSACTIONS
Proceeds from contributions	2,917,255,952	9,671,286,018
Value of withdrawals	(3,073,670,801)	(5,263,924,715)

Net increase (decrease) in net assets derived from capital share transactions	(156,414,849)	4,407,361,303

NET ASSETS
Total increase in net assets	3,013,085,248	3,481,854,429
Beginning of period	17,256,928,809	13,775,074,380

End of period	$20,270,014,057	$17,256,928,809

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/19		Year Ended December 31,
	(unaudited)		2018	2017	2016	2015	2014

Total Return
Total return	18.52	%(a)	(4.38)%	21.77%	11.92%	1.35%	13.63%

Ratios to Average Net Assets
Total expenses	0.04	%(b)	0.04%	0.04%	0.04%	0.05%	0.05%

Total expenses after fees waived and/or reimbursed	0.04	%(b)	0.04%	0.04%	0.04%	0.04%	0.05%

Net investment income	1.97	%(b)	1.92%	1.93%	2.11%	2.00%	1.98%

Supplemental Data
Net assets, end of period (000)	$20,270,014		$17,256,929	$13,775,074	$9,791,759	$7,209,857	$5,748,578

Portfolio turnover rate		2%	12%	11%	4%	2%	3%

(a)	Aggregate total return.
(b)	Annualized.

See notes to financial statements.

12	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)	S&P 500 Index Master Portfolio

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

Prior Year Reorganization: The Board of BlackRock Funds III and the Board of State Farm Mutual Fund Trust and the shareholders of State Farm S&P 500 Index Fund (the “Target Fund”) approved the reorganization of the Target Fund into iShares S&P 500 Index Fund (the “Fund”) a series of BlackRock Funds III. As a result, the Fund acquired all of the assets and assumed certain stated liabilities of the Target Fund in exchange for an equal aggregate value of newly-issued shares of the Fund.

On November 19, 2018, all of the portfolio securities previously held by the Target Fund were subsequently contributed by the Fund to the Master Portfolio in exchange for an investment in the Master Portfolio.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Target Fund was carried forward by the Master Portfolio to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
State Farm S&P 500 Index Fund	$1,473,476,973	$726,300,157

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master Portfolio’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master

14	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Barclays Bank Plc	$2,259,642	$(2,259,642)	$—
Barclays Capital, Inc.	2,277,793	(2,277,793)	—
BNP Paribas Securities Corp	814,465	(814,465)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,703,587	(25,703,587)	—
Citigroup Global Markets, Inc.	9,809,071	(9,809,071)
Credit Suisse Securities (USA) LLC	356,116	(356,116)	—
Goldman Sachs & Co.	9,437,216	(9,437,216)	—
JP Morgan Securities LLC	43,725,776	(43,725,776)	—
UBS Securities LLC	708,065	(708,065)	—

	$95,091,731	$(95,091,731)	$—

(a)

Cash collateral with a value of $98,105,170 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

Expense Waivers and Reimbursements: The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BFA and BAL, as applicable, has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses through April 30, 2021. For the six months ended June 30, 2019, the amount waived and/or reimbursed was $159,339.

With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2019, the amount waived was $58,750.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2019, there were no fees waived and/or reimbursed by the Manager in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 73.5% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2019, the Master Portfolio paid BTC $112,193 in total for securities lending agent services and collateral investment fees.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended June 30, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain Trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$192,583,940	$39,440,422	$(9,380,548)

16	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

7.	PURCHASES AND SALES

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term securities, were $385,117,181 and $422,475,948, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended December 31, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,264,788,466

Gross unrealized appreciation	8,766,910,889
Gross unrealized depreciation	(693,432,501)

Net unrealized appreciation	$8,073,478,388

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)	S&P 500 Index Master Portfolio

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master Fund, on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund, and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement, the Board’s consideration of the Agreement entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Master Portfolio. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; accounting, administrative and shareholder services; oversight of the Master Portfolio service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Master Fund’s adherence to its applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) based on either a Lipper classification or Morningstar category, regarding the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Master Portfolio; (g) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Master Portfolio’s operations.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	19

Disclosure of Investment Advisory Agreement (continued)

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio as compared with the representative feeder fund’s Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Master Portfolio. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, the Master Portfolio’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the representative feeder fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the past five one-year periods reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark for three of the five periods. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the representative feeder fund’s out of tolerance performance over the applicable periods.

20	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Investment Advisory Agreement (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of the representative feeder fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual advisory fee rate gives effect to any advisory fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s estimated profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master Portfolio, to the Master Portfolio. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Portfolio, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile, and that the actual advisory fee rate and the representative feeder fund’s total expense ratio ranked in the first and third quartiles, respectively, relative to the representative feeder fund’s Expense Peers. The Board further noted that BlackRock and the Board agreed to a lower advisory fee rate. This reduction was implemented on July 1, 2019. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which the Master Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to more fully participate in these economies of scale. The Board considered the Master Portfolio’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, on behalf of the Master Portfolio, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Administrator	Transfer Agent
BlackRock Advisors, LLC Wilmington, DE 19809 Investment Adviser BlackRock Fund Advisors San Francisco, CA 94105 Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust/MIP

400 Howard Street

San Francisco, CA 94105

22	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Portfolio’s Forms N-PORT and N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	23

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds and the Master Portfolio will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds’ Annual Report, Semi-Annual Report, Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

124289 06/19

© 2019 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	September 4, 2019

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	September 4, 2019

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer